Business Segments (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) segment
Business Segment Information
Number of business segments | segment	5
Number of divisions that were combined to create the Automotive and Aerospace Solutions Division | segment	2
Business Segments | Safety and Graphics
Business Segment Information
Increase (decrease) in net sales due to renewable energy product line segment changes	$ 207
Increase (decrease) in operating income due to renewable energy product line segment changes	29
Business Segments | Electronics and Energy
Business Segment Information
Increase (decrease) in net sales due to renewable energy product line segment changes	(203)
Increase (decrease) in operating income due to renewable energy product line segment changes	(38)
Business Segments | Business Segments in Aggregate
Business Segment Information
Increase (decrease) in net sales due to dual credit reporting change from consolidating U.S. customer account activity	163
Increase (decrease) in operating income due to dual credit reporting change from consolidating U.S. customer account activity	36
Corporate and Unallocated
Business Segment Information
Increase (decrease) in net sales due to renewable energy product line segment changes	(4)
Increase (decrease) in operating income due to renewable energy product line segment changes	9
Elimination of Dual Credit
Business Segment Information
Increase (decrease) in net sales due to dual credit reporting change from consolidating U.S. customer account activity	(163)
Increase (decrease) in operating income due to dual credit reporting change from consolidating U.S. customer account activity	$ (36)